Deferred income tax assets/(liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax
Deferred tax assets	¥ 53,560	¥ 76,938	¥ 61,163
Deferred tax liabilities		(9)
Tax losses
Deferred income tax
Deferred tax assets	53,265	76,572	60,002
Other temporary differences
Deferred income tax
Deferred tax assets	¥ 295	366	¥ 1,161
Deferred tax liabilities		¥ (9)